SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	9 Months Ended	12 Months Ended
	Oct. 01, 2022	Jan. 01, 2022
Supplemental Cash Flow Elements [Abstract]
SCHEDULE OF SUPPLEMENTAL CASH FLOW INFORMATION

	Nine Months Ended
	October 1, 2022	October 2, 2021
Cash paid for:
Interest	$2,849	$3,507
Income taxes	150	396

Non-Cash Investing and Financing Activities:
Deferred purchase price of UK factoring facility	$3,456	$5,234
Redeemable Series H Preferred Stock, net	8,265	—
Debt discount	735	—
Earnout liability	4,450	—
Goodwill	5,974	—
Intangible assets	5,800	—
Warrant Modification	837	—
Dividends accrued to related parties	—	795
Deemed dividend	—	1,798
Acquisition of Right of Use Assets	—	2735
Conversion of Series E Preferred Stock – Related Party	—	6,172
Conversion of Series E-1 Preferred Stock – Related Party	—	1493
Conversion of Series G Preferred Stock – Related Party to debt	—	6,172
Conversion of Series G-1 Preferred Stock – Related Party to debt	—	1561

	Fiscal 2021	Fiscal 2020
Cash paid for:
Interest	$4,206	$8,596
Income taxes	415	278

Non-Cash Investing and Financing Activities:
Deferred purchase price of UK factoring facility	$7,194	$8,036
Shares issued in connection with Jackson term loan	—	324
Increase in lease liabilities from obtaining right-of-use assets – ASC 842 adoption	3,527	450
Warrants adjustments in connection with Jackson term loan	—	126
Deemed dividend	1,798	4,690
Conversion of Series E Preferred Stock – Related Party	6,172	—
Conversion of Series E-1 Preferred Stock – Related Party	1,493	—
Conversion of Series G Preferred Stock – Related Party to debt	6,172	—
Conversion of Series G-1 Preferred Stock – Related Party to debt	1,561	—